Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On (4):
Year (1)	Summary Compensation Table Total for PEO Kliethermes ($)(2)	Summary Compensation Table Total for PEO Michael ($)(2)	CAP to PEO Kliethermes ($)(3)	CAP to PEO Michael ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average CAP to Non-PEO NEOs ($)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)(6)	Company Selected Measure (MVP) ($)(7)
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2025	7,691,732	N/A	4,397,536	N/A	2,829,594	1,537,176	147.70	228.80	403,337,000	284,395,000
2024	6,616,111	N/A	8,979,634	N/A	2,446,110	3,305,774	182.60	209.20	345,779,000	241,854,000
2023	5,185,452	N/A	5,018,113	N/A	2,057,750	2,050,036	143.20	154.70	304,611,000	188,408,000
2022	4,846,780	N/A	7,899,333	N/A	1,838,301	2,918,561	138.00	139.70	583,411,000	61,080,000
2021	N/A	6,004,410	N/A	7,205,891	2,704,226	3,239,253	110.70	117.50	279,354,000	240,593,000
(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:
-	2025: Mr. Kliethermes served as the PEO for the entirety of 2025. The Company’s other NEOs for 2025 were: Todd W. Bryant, Jennifer L. Klobnak, Aaron P. Diefenthaler, and Jeffrey D. Fick.
-	2024: Mr. Kliethermes served as the PEO for the entirety of 2024. The Company’s other NEOs for 2024 were: Todd W. Bryant, Jennifer L. Klobnak, Aaron P. Diefenthaler, and Jeffrey D. Fick.
-	2023: Mr. Kliethermes served as the PEO for the entirety of 2023. The Company’s other NEOs for 2023 were: Todd W. Bryant, Jennifer L. Klobnak, Aaron P. Diefenthaler, and Jeffrey D. Fick.
-	2022: Mr. Kliethermes served as the PEO for the entirety of 2022. The Company’s other NEOs for 2022 were: Todd W. Bryant, Jennifer L. Klobnak, Aaron P. Diefenthaler, and Jeffrey D. Fick.
-	2021: Mr. Jonathan E. Michael, former Chairman of the Board until May 2024, served as the PEO for the entirety of 2021. The Company’s other NEOs for 2021 were: Craig W. Kliethermes; Todd W. Bryant; Jennifer L. Klobnak; and Aaron P. Diefenthaler.

(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Messrs. Kliethermes and Michael and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for the applicable year other than the individual serving as PEO during the applicable year. Because Mr. Kliethermes did not serve as PEO during 2021, his compensation is included in the average for the Non-PEO NEOs for such years.

(3)	To calculate Compensation Actually Paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Kliethermes and Michael for the period they served as PEO and for the average of the other NEOs is set forth following the footnotes to this table.

(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)	The TSR Peer Group consists of the Standard & Poor’s 500 P&C Index (the “S&P 500 P&C Index”), an independently prepared index that includes companies in the property and casualty insurance industry.

(6)	2022 net income includes $434.4 million related to the one-time gain from the sale of the Company’s interest in Maui Jim, Inc.

(7)	As noted in “Compensation Discussion and Analysis,” “Market Value Potential” (“MVP”) provides a mechanism with which the HCCC can correlate incentive compensation to long-term shareholder value creation and MVP is a key metric used in the Company’s incentive programs and is a component of each of our NEO’s compensation. MVP measures the after-tax returns earned by the Company above its cost of capital, as a gauge of shareholder value creation. MVP is defined as (1) the Actual Return (the increase in adjusted GAAP book value), less (2) the Required Return (beginning capital multiplied by the blended cost of capital). To calculate MVP, the increase or decrease in GAAP book value is calculated as ending capital less beginning capital. Ending capital is defined as ending GAAP book value, less unrealized gains or losses net of tax on available-for-sale fixed income investments, plus outstanding debt instruments at the end of the period; and adjusted for capital transactions during the year. Beginning capital is defined as beginning GAAP book value, less unrealized gains or losses net of tax on available-for-sale fixed maturity investments, plus outstanding debt instruments at the beginning of the period. The Company’s blended cost of capital is defined as the weighted average of the cost of equity capital and the cost of debt capital. The cost of equity capital is the average ten-year U.S. Treasury Note rate, plus a market risk premium of five percent modified by the Company’s ten-year beta versus the S&P 500 index. The Company’s cost of debt capital is the forward market rate on its outstanding debt. As noted in the “Compensation Discussion and Analysis,” in 2022, the HCCC revised the MVP calculation to provide that the net gain in 2022 from the sale of Maui Jim shares – net of tax; net of transaction costs; and net of one-time transactions bonuses paid to all employees other than the NEOs, a total of $434.4 million - would be excluded from the calculation of the Actual Return (increase in adjusted GAAP book value); and in 2023 excluded the net gain resulting from the settlement of an escrow account in connection with that sale.

Company Selected Measure Name	Market Value Potential
Named Executive Officers, Footnote

							Value of Initial Fixed $100 Investment Based On (4):
Year (1)	Summary Compensation Table Total for PEO Kliethermes ($)(2)	Summary Compensation Table Total for PEO Michael ($)(2)	CAP to PEO Kliethermes ($)(3)	CAP to PEO Michael ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average CAP to Non-PEO NEOs ($)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)(6)	Company Selected Measure (MVP) ($)(7)
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2025	7,691,732	N/A	4,397,536	N/A	2,829,594	1,537,176	147.70	228.80	403,337,000	284,395,000
2024	6,616,111	N/A	8,979,634	N/A	2,446,110	3,305,774	182.60	209.20	345,779,000	241,854,000
2023	5,185,452	N/A	5,018,113	N/A	2,057,750	2,050,036	143.20	154.70	304,611,000	188,408,000
2022	4,846,780	N/A	7,899,333	N/A	1,838,301	2,918,561	138.00	139.70	583,411,000	61,080,000
2021	N/A	6,004,410	N/A	7,205,891	2,704,226	3,239,253	110.70	117.50	279,354,000	240,593,000
(1)	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:
-	2025: Mr. Kliethermes served as the PEO for the entirety of 2025. The Company’s other NEOs for 2025 were: Todd W. Bryant, Jennifer L. Klobnak, Aaron P. Diefenthaler, and Jeffrey D. Fick.
-	2024: Mr. Kliethermes served as the PEO for the entirety of 2024. The Company’s other NEOs for 2024 were: Todd W. Bryant, Jennifer L. Klobnak, Aaron P. Diefenthaler, and Jeffrey D. Fick.
-	2023: Mr. Kliethermes served as the PEO for the entirety of 2023. The Company’s other NEOs for 2023 were: Todd W. Bryant, Jennifer L. Klobnak, Aaron P. Diefenthaler, and Jeffrey D. Fick.
-	2022: Mr. Kliethermes served as the PEO for the entirety of 2022. The Company’s other NEOs for 2022 were: Todd W. Bryant, Jennifer L. Klobnak, Aaron P. Diefenthaler, and Jeffrey D. Fick.
-	2021: Mr. Jonathan E. Michael, former Chairman of the Board until May 2024, served as the PEO for the entirety of 2021. The Company’s other NEOs for 2021 were: Craig W. Kliethermes; Todd W. Bryant; Jennifer L. Klobnak; and Aaron P. Diefenthaler.

Peer Group Issuers, Footnote

(5)	The TSR Peer Group consists of the Standard & Poor’s 500 P&C Index (the “S&P 500 P&C Index”), an independently prepared index that includes companies in the property and casualty insurance industry.

Adjustment To PEO Compensation, Footnote

Reconciliation of CAP Adjustments

CAP Adjustments

		Minus	Plus	Plus/(Minus)	Plus	Plus/(Minus)	Minus	Equals
	Summary Compensation Table Total	Grant Date Fair Value of Stock Option Awards Granted in Fiscal Year	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	CAP
Year	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)
Craig W. Kliethermes(h)
2025	7,691,732	(831,805)	633,450	(2,270,601)	-	(825,240)	-	4,397,536
2024	6,616,111	(937,535)	1,310,090	1,706,799	-	284,169	-	8,979,634
2023	5,185,452	(626,025)	760,500	(304,012)	-	2,198	-	5,018,113
2022	4,846,780	(1,603,500)	3,079,526	1,439,227	-	137,300	-	7,899,333
Jonathan E. Michael
2021	6,004,410	(555,346)	901,682	714,328	-	140,817	-	7,205,891
Average Other NEOs(i)
2025	2,829,594	(303,175)	221,586	(870,779)	-	(340,050)	-	1,537,176
2024	2,446,110	(334,047)	467,265	627,983	-	98,463	-	3,305,774
2023	2,057,750	(320,736)	395,578	(80,984)	-	(1,572)	-	2,050,036
2022	1,838,301	(564,150)	1,060,797	533,977	-	49,636	-	2,918,561
2021	2,704,226	(279,908)	383,201	298,130	-	133,604	-	3,239,253
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock option awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(d)	Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock option and stock awards granted in prior fiscal years held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)	Represents the fair value at vesting of the stock option awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes, including the value associated with any dividend accruals.
(g)	Represents the fair value as of the last day of the prior fiscal year of the stock option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)	For 2021, the compensation of Mr. Kliethermes, the Company’s current Chief Executive Officer, is reported in the Average Other NEOs section of this table as Mr. Kliethermes was not the PEO for any portion of those years.
(i)	See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 2,829,594	$ 2,446,110	$ 2,057,750	$ 1,838,301	$ 2,704,226
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,537,176	3,305,774	2,050,036	2,918,561	3,239,253
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of CAP Adjustments

CAP Adjustments

		Minus	Plus	Plus/(Minus)	Plus	Plus/(Minus)	Minus	Equals
	Summary Compensation Table Total	Grant Date Fair Value of Stock Option Awards Granted in Fiscal Year	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	CAP
Year	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)
Craig W. Kliethermes(h)
2025	7,691,732	(831,805)	633,450	(2,270,601)	-	(825,240)	-	4,397,536
2024	6,616,111	(937,535)	1,310,090	1,706,799	-	284,169	-	8,979,634
2023	5,185,452	(626,025)	760,500	(304,012)	-	2,198	-	5,018,113
2022	4,846,780	(1,603,500)	3,079,526	1,439,227	-	137,300	-	7,899,333
Jonathan E. Michael
2021	6,004,410	(555,346)	901,682	714,328	-	140,817	-	7,205,891
Average Other NEOs(i)
2025	2,829,594	(303,175)	221,586	(870,779)	-	(340,050)	-	1,537,176
2024	2,446,110	(334,047)	467,265	627,983	-	98,463	-	3,305,774
2023	2,057,750	(320,736)	395,578	(80,984)	-	(1,572)	-	2,050,036
2022	1,838,301	(564,150)	1,060,797	533,977	-	49,636	-	2,918,561
2021	2,704,226	(279,908)	383,201	298,130	-	133,604	-	3,239,253
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other NEOs, amounts shown represent averages.
(b)	Represents the grant date fair value of the stock option awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock option awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(d)	Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock option and stock awards granted in prior fiscal years held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)	Represents the fair value at vesting of the stock option awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes, including the value associated with any dividend accruals.
(g)	Represents the fair value as of the last day of the prior fiscal year of the stock option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)	For 2021, the compensation of Mr. Kliethermes, the Company’s current Chief Executive Officer, is reported in the Average Other NEOs section of this table as Mr. Kliethermes was not the PEO for any portion of those years.
(i)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
●	Relationship Between Compensation Paid to the PEO and Average Other NEOs and the Company’s Cumulative TSR – As calculated in accordance with the SEC disclosure rules, the Compensation Actually Paid to our PEO was $7,205,891 for 2021, primarily driven by our MVP and stock price performance. During 2021, the Company’s TSR, measured assuming a $100 investment in the Company’s stock as of December 31, 2020, increased by over 10.7% to $110.70. Our TSR, measured assuming a $100 investment in the Company’s common stock as of December 31, 2020, increased to $138.00 as of December 31, 2022, to $143.20 as of December 31, 2023, to $182.60 as of December 31, 2024, and decreased to $147.70 as of December 31, 2025. The “Compensation Actually Paid” to the PEO decreased to $4,397,536 as of December 31, 2025, driven primarily by a reduction in our stock price in 2025. Compensation Actually Paid for the PEO and average Compensation Actually Paid for the other NEOs decreased by 51% and 53.5%, respectively, in 2025 compared to 2024, while 2025 TSR decreased by 19.1% compared to 2024.

Compensation Actually Paid vs. Net Income
●	Relationship Between Compensation Paid to the PEO and Average Other NEOs and the Company’s Net Income - As required by SEC disclosure rules, we are presenting the relationship between net income and the Compensation Actually Paid to our NEOs. Net income is not a component of our executive compensation program. Although our executive compensation program is not dependent on our net income performance, our 2025 net income increased by 16.6% compared to 2024, while our Compensation Actually Paid for the PEO position and the average of our other NEOs each decreased by 51% and 53.5%, respectively, in 2025 compared to 2024.

Compensation Actually Paid vs. Company Selected Measure
●	Relationship Between Compensation Paid to the PEO and Average Other NEOs and MVP – As noted above, the Company-Selected Measure is MVP. MVP measures the after-tax returns earned by the Company above its cost of capital, as a gauge of shareholder value creation. While MVP represents a significant component of our executive compensation program, Compensation Actually Paid is also impacted by our stock price as equity awards also represent a significant component of the Company’s executive compensation program. In particular, the equity awards granted to the PEO and NEOs in 2022 increased compared to the equity awards granted in prior years for executive retention considerations in light of our planned CEO succession that year, resulting in an increase in 2022 Compensation Actually Paid as compared to prior years, which was also compounded by the increase in our stock price over the course of 2022. By comparison, 2023 and 2024 equity awards granted to the NEOs were less than in 2022. Compensation Actually Paid for 2024 reflects a 22% increase in our share price in 2024.

The Compensation Actually Paid to the PEO and the average for the other NEOs, in 2021, was $7,205,891 and $3,239,253, respectively, while MVP was $240,593,000 for 2021. For 2022, the MVP declined to $61,080,000, although the Compensation Actually Paid for the PEO and the average for the other NEOs increased to $7,899,333 and decreased to $2,918,561, respectively, which was driven, in part, by the increased equity awards granted in 2022 as described above, the appreciation in the value of the Company’s stock price over the course of 2022 and distributions of banked amounts for prior years’ performance under the Company’s incentive programs, as further described in the “Compensation Discussion and Analysis.”  The average compensation actually paid to the other NEO’s in 2022 decreased because Mr. Kliethermes was not included as an NEO since he was promoted to CEO in that year, while Mr. Fick was added to the group and his compensation was less than Mr. Kliethermes’s compensation.

It is important to note, as described in the “Compensation Discussion and Analysis,” the 2022 MVP was negatively-impacted by the HCCC’s election to exclude the net gain from the sale of the Company’s interest in Maui Jim from the MVP calculation. In connection with the transaction, we recognized a net realized gain of $574.7 million. The RLI Corp. Annual Incentive Compensation Plan provides the HCCC authority to adjust annual performance goals or performance results to exclude the effects of an extraordinary, unusual or nonrecurring event; discontinued operations; or a divestiture, among other events. In 2022 the HCCC revised the MVP calculation to provide that the net gain in 2022 from the sale of Maui Jim shares – net of tax; net of transaction costs; and net of one-time transactions bonuses paid to all employees other than the NEOs, a total of $434.4 million - would be excluded from the calculation of the Actual Return (increase in adjusted GAAP book value), which in turn is used to calculate MVP. The HCCC made this determination on the basis of a number of factors including: the guiding principles of RLI executive compensation discussed at page 30; the unique one-time nature of the transaction; market precedent for the treatment on gains by other companies from a one-time sale or divestiture transaction; the longstanding nature of the Company’s investment in Maui Jim; RLI’s contractual obligation to sell its Maui Jim shares pursuant to a Shareholder’s Agreement with the majority owner of Maui Jim; and the minority interest held by RLI and resulting lack of direct control over Maui Jim’s business by RLI, among other factors.  The election to exclude the net gain from the sale had the impact of reducing the MVP calculation for 2022.

For 2023, MVP increased to $188,408,000 while compensation actually paid to the PEO and other NEOs decreased to $5,018,113 and $2,050,036, respectively, due in part to the banking feature of the MVP Incentive Program that delays payouts to the CEO, COO, and CFO based on 2023 MVP achieved to future years, and in part due to the moderating growth of the Company’s stock price in 2023.

For 2024, MVP increased to $241,854,000 and compensation actually paid to the PEO and other NEOs increased to $8,979,634 and $3,305,774, respectively, reflecting increased MVP for 2024, the increase in RLI share price, and for the CEO, COO, and CFO, payouts from prior year MVP results from the bonus bank feature in the MVP Annual Incentive Program.

In 2025, MVP increased to $284,395,000 and compensation actually paid to the PEO and other NEOs decreased to $4,397,536 and $1,537,176, respectively, reflecting increased MVP for 2025, payouts from prior year MVP results from the bonus bank feature in the MVP Annual Incentive Program for the CEO, COO, and CFO, offset by the decline in RLI share price.

Total Shareholder Return Vs Peer Group
●	Relationship Between Company TSR and Peer Group TSR –Assuming a $100 investment on December 31, 2020, (i) for the period ending December 31, 2021, our TSR was $110.70 compared to our Peer Group’s TSR of $117.50, (ii) for the period ending December 31, 2022, our TSR increased to $138.00 compared to our Peer Group’s TSR of $139.70, (iii) for the period ending December 31, 2023, our TSR increased to $143.20 compared to our Peer Group’s TSR of $154.70, (iv) for the period ending December 31, 2024, our TSR increased to $182.60 compared to our Peer Group’s TSR of $209.20; and (v) for the period ending December 31, 2025, our TSR decreased to $147.70 compared to our Peer Group’s TSR of $228.80.

Tabular List, Table

Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs

The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link Compensation Actually Paid to the NEOs for 2025.

●	Market Value Potential (applicable to all NEOs)
●	Operating Return on Equity (applicable to Messrs. Diefenthaler and Fick)
●	Combined Ratio (applicable to Messrs. Diefenthaler and Fick)
●	Five-Year Growth in Book Value: Rank Among Peer Companies (applicable to Messrs. Kliethermes and Bryant, and Ms. Klobnak)
●	Underwriting Profit (applicable to Mr. Diefenthaler)
●	Stock Price (applicable to all NEOs through the use of stock options)

Total Shareholder Return Amount	$ 147.7	182.6	143.2	138	110.7
Peer Group Total Shareholder Return Amount	228.8	209.2	154.7	139.7	117.5
Net Income (Loss)	$ 403,337,000	$ 345,779,000	$ 304,611,000	$ 583,411,000	$ 279,354,000
Company Selected Measure Amount	284,395,000	241,854,000	188,408,000	61,080,000	240,593,000
PEO Name	Craig W. Kliethermes
Cost of equity capital, average term	10 years
Percentage of market risk premium	5.00%
Term of S&P 500 index	10 years
Gain from sale of interest				$ 434,400,000
Measure:: 1
Pay vs Performance Disclosure
Name	Market Value Potential (applicable to all NEOs)
Non-GAAP Measure Description

(7)	As noted in “Compensation Discussion and Analysis,” “Market Value Potential” (“MVP”) provides a mechanism with which the HCCC can correlate incentive compensation to long-term shareholder value creation and MVP is a key metric used in the Company’s incentive programs and is a component of each of our NEO’s compensation. MVP measures the after-tax returns earned by the Company above its cost of capital, as a gauge of shareholder value creation. MVP is defined as (1) the Actual Return (the increase in adjusted GAAP book value), less (2) the Required Return (beginning capital multiplied by the blended cost of capital). To calculate MVP, the increase or decrease in GAAP book value is calculated as ending capital less beginning capital. Ending capital is defined as ending GAAP book value, less unrealized gains or losses net of tax on available-for-sale fixed income investments, plus outstanding debt instruments at the end of the period; and adjusted for capital transactions during the year. Beginning capital is defined as beginning GAAP book value, less unrealized gains or losses net of tax on available-for-sale fixed maturity investments, plus outstanding debt instruments at the beginning of the period. The Company’s blended cost of capital is defined as the weighted average of the cost of equity capital and the cost of debt capital. The cost of equity capital is the average ten-year U.S. Treasury Note rate, plus a market risk premium of five percent modified by the Company’s ten-year beta versus the S&P 500 index. The Company’s cost of debt capital is the forward market rate on its outstanding debt. As noted in the “Compensation Discussion and Analysis,” in 2022, the HCCC revised the MVP calculation to provide that the net gain in 2022 from the sale of Maui Jim shares – net of tax; net of transaction costs; and net of one-time transactions bonuses paid to all employees other than the NEOs, a total of $434.4 million - would be excluded from the calculation of the Actual Return (increase in adjusted GAAP book value); and in 2023 excluded the net gain resulting from the settlement of an escrow account in connection with that sale.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating Return on Equity (applicable to Messrs. Diefenthaler and Fick)
Measure:: 3
Pay vs Performance Disclosure
Name	Combined Ratio (applicable to Messrs. Diefenthaler and Fick)
Measure:: 4
Pay vs Performance Disclosure
Name	Five-Year Growth in Book Value: Rank Among Peer Companies (applicable to Messrs. Kliethermes and Bryant, and Ms. Klobnak)
Measure:: 5
Pay vs Performance Disclosure
Name	Underwriting Profit (applicable to Mr. Diefenthaler)
Measure:: 6
Pay vs Performance Disclosure
Name	Stock Price (applicable to all NEOs through the use of stock options)
Kliethermes
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,691,732	$ 6,616,111	$ 5,185,452	4,846,780
PEO Actually Paid Compensation Amount	4,397,536	8,979,634	5,018,113	7,899,333
Michael
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 6,004,410
PEO Actually Paid Compensation Amount					7,205,891
PEO | Kliethermes | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(831,805)	(937,535)	(626,025)	(1,603,500)
PEO | Kliethermes | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	633,450	1,310,090	760,500	3,079,526
PEO | Kliethermes | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,270,601)	1,706,799	(304,012)	1,439,227
PEO | Kliethermes | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(825,240)	284,169	2,198	137,300
PEO | Michael | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(555,346)
PEO | Michael | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					901,682
PEO | Michael | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					714,328
PEO | Michael | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					140,817
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,175)	(334,047)	(320,736)	(564,150)	(279,908)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,586	467,265	395,578	1,060,797	383,201
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(870,779)	627,983	(80,984)	533,977	298,130
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (340,050)	$ 98,463	$ (1,572)	$ 49,636	$ 133,604